Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income	$ 284,122	$ 462,288
Deduct earnings of associate	(99,466)	(76,938)
Dividends received from associate	112,318	97,174
Add (deduct) non-cash items:
Depreciation and amortization	391,830	372,420
Income tax expense	1,489	119,859
Share-based compensation expense	34,502	15,398
Finance costs	117,366	130,752
Other	(24,651)	(12,985)
Interest received	21,633	9,590
Income taxes paid	(81,922)	(163,828)
Other cash payments, including share-based compensation	(37,894)	(20,503)
Cash flows from operating activities before undernoted	719,327	933,227
Changes in non-cash working capital (note 17(a))	(59,058)	54,122
Cash flows from/(used in) operating activities	660,269	987,349
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Payments for repurchase of shares	(86,392)	(252,985)
Dividend payments to Methanex Corporation shareholders	(49,378)	(43,955)
Interest paid	(168,636)	(161,816)
Repayment of long-term debt and financing fees (note 8)	(12,280)	(9,151)
Repayment of lease obligations	(118,159)	(105,863)
Distributions to non-controlling interests	(185,336)	(84,713)
Proceeds on issue of shares on exercise of stock options	1,437	582
Restricted cash for debt service accounts	(1,424)	(1,394)
Sale of partial interest in subsidiary (note 25)	0	148,990
Changes in non-cash working capital related to financing activities (note 17(a))	68,750	1,771
Cash flows from (used in) financing activities	(551,418)	(508,534)
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Property, plant and equipment	(178,464)	(145,701)
Geismar plant under construction	(269,989)	(431,680)
Changes in non-cash working capital related to investing activities (note 17(a))	(60,130)	24,244
Cash flows from (used in) investing activities	(508,583)	(553,137)
Decrease in cash and cash equivalents	(399,732)	(74,322)
Cash and cash equivalents, beginning of year	857,747	932,069
Cash and cash equivalents, end of year	$ 458,015	$ 857,747